Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2014	2015
Unsecured loans:
with a weighted-average interest rate of 4.22%	105,836
with a weighted-average interest rate of 4.64%		56,008
Secured call money:
with a weighted-average interest rate of 0.10%	6,000
with a weighted-average interest rate of 0.10%		6,000

	111,836	62,008

Long-Term Debt

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2014	2015
Unsecured loans, representing obligations principally to banks:
Due 2014 to 2024, with interest rates ranging from 0.33% to 5.53% per annum	482,778
Due 2015 to 2024, with interest rates ranging from 0.29% to 5.10% per annum		425,437
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,997	30,000
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,999	24,999
Unsecured 1.30% bonds, due 2014	110,000
Unsecured 0.55% bonds, due 2016	10,000	10,000
Unsecured 0.66% bonds, due 2017	45,000	45,000
Unsecured 0.43% bonds, due 2018	10,000	10,000
Unsecured 0.86% bonds, due 2018	150,000	150,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured zero coupon convertible bonds, due 2017	118,780
Secured 0.10% loans, due 2016	20,000	20,000
Capital lease obligations and other:
Due 2014 to 2027, with interest rates ranging from 0.36% to 6.35% per annum	90,560
Due 2015 to 2025, with interest rates ranging from 0.36% to 8.07% per annum		66,880
Guarantee deposits received	14,152	12,988

	1,182,566	871,604
Less — Portion due within one year	265,918	159,517

	916,648	712,087

Aggregate Amounts of Annual Maturities of Long-Term Debt

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2016	159,517
2017	201,497
2018	129,531
2019	200,923
2020	152,724
Later fiscal years	27,412

Total	871,604